Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2021:
Provisions for Losses on Long-Term Contracts (*)	108,281	9,384	36,696	8,540	89,509
Provisions for Claims and Potential Contractual Penalties and Others	2,233	338	228	—	2,343
Credit risk	16,192	65	5,950	—	10,307
Valuation Allowance on Deferred Taxes	172,833	7,243	—	12,735	192,811

Year ended December 31, 2020:
Provisions for Losses on Long-Term Contracts (*)	130,711	30,608	53,038	—	108,281
Provisions for Claims and Potential Contractual Penalties and Others	4,786	455	3,008	—	2,233
Credit risk (**)	10,557	7,633	1,998	—	16,192
Valuation Allowance on Deferred Taxes	154,158	18,675	—	—	172,833

Year ended December 31, 2019:
Provisions for Losses on Long-Term Contracts (*)	118,672	41,359	29,320	—	130,711
Provisions for Claims and Potential Contractual Penalties and Others	8,541	851	4,606	—	4,786
Allowance for Doubtful Accounts	11,308	1,105	1,856	—	10,557
Valuation Allowance on Deferred Taxes	121,651	22	—	32,485	154,158

(*)    As of December 31, 2021, 2020 and 2019 an amount of $13,584, $17,271 and $34,120, respectively, is presented as a deduction from inventories. As of December 31, 2021, 2020 and 2019 an amount of $75,925, $91,010 and $96,591, respectively, is presented as part of other payables and accrued expenses.
(**) Credit risk additions in 2020, includes cumulative effect through retained earnings as a result of the adoption of ASC 326 in the amount of approximately $5,484. As of December 31, 2021, an amount of $1,989 and $8,317, respectively, is related to corporate customers and government customers, respectively.